Net fee and commission income - Schedule of net fee and commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and commission income (expense) [abstract]
Payment Services	€ 1,888	€ 1,661	€ 1,566
Securities business	632	853	700
Insurance and other broking	682	734	705
Portfolio management	600	617	525
Lending business	556	477	368
Financial guarantees and other commitments	496	458	364
Other	232	204	286
Total fee and commission income	5,085	5,004	4,514
Payment Services	600	563	611
Securities business	160	164	133
Distribution of products (Externally)	555	591	548
Other	184	169	211
Total fee and commission expenses	1,499	1,487	1,503
Net fee and commission income	€ 3,586	€ 3,517	€ 3,011